Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments
2015	$118,000
2016	121,500
2017	125,300
2018	129,000
2019	77,000
$570,800